1674    8-9-95  Form N-SAR      40,419

 51,602      FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    //        (a)

	or fiscal year ending:  12/31/96 (b)

Is this a transition report?(Y/N)       N
Is this an amendment to a previous filing? (Y/N)       N
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.
1.  A.  Registrant Name     Variable Annuity Account B
B.  File Number: 811-   2512
C.  Telephone Number :  (860)273-8902
2.  A.  Street:     151 Farmington Ave
B.  City:  Htfd C.  State: CT   D.  Zip Code: 06156  Zip Ext:
E.  Foreign Country             Foreign Postal Code:
3. Is this the first filing on this form by Registrant?  (Y/N) N
4. Is this the last filing on this form by Registrant?(Y/N) N
5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]
6. Is Registrant a unit investment trust (UIT)?(Y/N)   Y
[If answer is "Y" (Yes), complete only items 111 through 132.]
7. A. Is Registrant a series or multiple portfolio company?(Y/N) N [If answer is "N" (No), go to item 8.]
  B. How many separate series or portfolios did Registrant have at the end of the period?

Federal Securities Law Reports   51,602
1674  8-9-95    Form N-SAR 40,465
For period ending  12/31/96
If filing more than oneFile number 811- 2512
Page 47, "X" Box  UNIT INVESTMENT TRUSTS
111. A. [/] Depositor Name: Aetna Life Insurance and Annuity Company Variable Annuity Account B
B. [/] File Number(If any):       811-2512
C.[/] City       Htfd   State:   CT     Zip  06156
[/] Foreign Country:  Foreign Postal Code:
111.   A. [/] Depositor Name:  B. [/]File Number(If any):
C.[/] City:      State:                  Zip Code-ext :
[/] Foreign Country:   Foreign Postal Code:
112.   A. [/] Sponsor Name:  B. [/] File Number (If any):
C.[/] City:   State:     Zip Code-ext  :
[/] Foreign Country:  Foreign Postal Code:
112.   A. [/]Sponsor Name:      B. [/] File Number (If any) :
C.      [/] City:    state:                  Zip Code-ext   :
	[/] Foreign Country:   Foreign Postal Code:
Federal Securities Law Reports  51,602
40,466  Investment Companies-Forms
1674  8-9-95 For period ending     12/31/96
If filing more than one File number 811- 2512
Page 48, "X" box:  113. A. [/] Trustee Name:
B. [/] City:    State   Zip Code:       Zip Ext:
[/] Foreign Country:  Foreign Postal Code:
113.    A. [/] Trustee Name :   B. [/] City:
State   Zip Code:    Zip Ext:  [/] Foreign Country:
Foreign Postal Code :
114.    A. [/] Principal Underwriter Name: Aetna Life
Insurance and Annuity Company
B. [/] File Number: 8-       13256   C.[/] City:
Htfd   State:    CT      Zip Code: 06156  Zip Ext:
[/] Foreign Country: Foreign Postal Code  :
114.    A. [/] Principal Underwriter Name:
B.[/] File Number: 8-   C. [/] City:    State:
Zip Code:        Zip Ext:      [/]Foreign Country:
Foreign Postal Code  :
115.  A.[/] Independent Public Accountant Name: KPMG
Peat Marwick LLP
B.[/] City:  Boston State:    MA  Zip Code: 02110
Zip Ext:  [/] Foreign Country: Foreign Postal Code:
115. A.[/] Independent Public Accountant Name:
B. [/]City:     State:  Zip Code:       ZipExt:
[/]Foreign Country:  Foreign Postal Code  :
51,602 1995 Commerce Clearing House, Inc.
1674  8-9-95    Form N-SAR  40,467
For period ending 12/31/96
If filing more than one file number 811- 2512
Page 49, "X" Box 116. Family of investment companies
information:
A. [/] Is Registrant part of a family of investment
companies?(Y/N)   Y
B. [/] Identify the family in 10 letters:
A L I A C F U N D S  (NOTE:In filing this form,
use this identification consistently for all
investment companies in family.  This designation
is for purposes of this form only.)
117. A. [/] Is Registrant a separate account of an
insurance company?(Y/N)   Y
If answer is "Y" (Yes), are any of the following types
of contracts funded by the Registrant?:
B. [/] Variable annuity contracts?(Y/N) Y
C. [/] Scheduled premium variable life contracts?(Y/N)N
D. [/] Flexible premium variable life contracts? (Y/N)N
E. [/] Other types of insurance products registered
under the Securities Act of 1933? Y/N? N
118.[/]State the number of series existing at the end
of the period that had securities registered under the
Securities Act of 1933 1
119.[/] State the number of new series for which
registration statements under the Securities Act of 1933 became effective during the period 0
120.[/] State the total value of the portfolio securities
on the date of deposit for the new series included in item
119 ($000's omitted) $0
121.[/]State the number of series for which a current prospectus was in existence at the end of the period. 1 122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.  0

40,468  Investment Companies-Forms 1674  8-9-95
Page 50
123.[/] State the total value of the additional units
considered in answering item 122($000's omitted) $0
[/]State the total value of units of prior series that
were placed in the portfolios of subsequent series during
the current period (the value of these units is to be
measured on the date they were placed in the subsequent
series) ($000's omitted)    $0

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)$17
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the
sales loads, if any, collected on units of a prior
series placed in the portfolio of a subsequent series.)
($000's omitted) $0
127.  List opposite the appropriate description below
the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions
made by each such group of series during the current period (excluding distributions of realized gains, if any):
Number of       Total Assets    Total Income
Series          ($000's         Distributions
Investing       omitted)        ($000's omitted)

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt of brokers' or dealers'
parent
F.  All other corporate intermed & long-term debt
G.  All other corporate short-term debt
H.  Equity securities of brokers or dealers or parents
of brokers or dealers
I. Investment company equity securities
J. All other equity securities
  1                 $1,848,812        $ 0
K. Other securities
L. Total assets of all series of registrant
128. Is the timely payment of principal and intersection
any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
129. [/] Is the issuer of any instrument covered in item
128 delinquent or in default as to payment of principal
or interest at the end of the current period?(Y/N
130.[/] In computations of NAV or offering price per unit,
is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing.
811-       811-    811-    811-    811-    811-
811-       811-    811-    811-    811-    811-
Signature Page
This report is signed on behalf of the registrant
(or depositor or trustee).

City of:  Hartford      State of:  Connecticut
Date: 3/3/97

Name of Registrant, Depositor, or Trustee:


Variable Annuity Account B
Aetna Life Insurance and Annuity Company
Name of Registrant



Witness: Carol A. Maloskie    By: Deborah Koltenuk
	 Carol A. Maloskie        Deborah Koltenuk
	 Contracts and       Treasurer and Controller
	 Prospectuses
	 Aetna Retirement
	 Services
	 Products Group